UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811- 834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.7%)[1]
Consumer Discretionary (15.8%)
2 Buck Holdings LP Private Placement Shares	89,488,365	213,303
Virgin Media Inc.	8,964,500	193,006
Comcast Corp.	8,941,200	165,055
CBS Corp. Class B	10,276,100	151,881
Comcast Corp. Class A	7,186,200	139,915
Home Depot Inc.	4,282,800	122,103
* Toll Brothers Inc.	5,970,000	103,639
Staples Inc.	4,700,100	95,553
3 MDC Holdings Inc.	3,212,926	93,560
TJX Cos. Inc.	1,969,200	81,761
VF Corp.	958,200	76,014
Time Warner Cable Inc.	1,128,400	64,511
Time Warner Inc.	1,891,700	59,513
News Corp. Class A	3,765,900	49,145
* Ford Motor Co.	3,499,300	44,686
Cablevision Systems Corp. Class A	1,500,000	41,115
Gap Inc.	1,760,200	31,877
Ross Stores Inc.	579,100	30,495
* Lear Corp.	314,000	24,545
^ Garmin Ltd.	850,000	24,234
* DIRECTV Class A	575,000	21,367
* NVR Inc.	32,904	20,614
* Royal Caribbean Cruises Ltd.	691,500	19,957
DR Horton Inc.	1,810,295	19,949
* TRW Automotive Holdings Corp.	549,700	19,289
* Office Depot Inc.	3,038,600	13,127
* Pulte Group Inc.	1,140,665	10,015
Jones Apparel Group Inc.	547,500	9,548
Fortune Brands Inc.	65,606	2,879
		1,942,656
Consumer Staples (8.8%)
Procter & Gamble Co.	2,373,900	145,188
Archer-Daniels-Midland Co.	4,725,503	129,290
CVS Caremark Corp.	3,819,100	117,208
Japan Tobacco Inc.	32,935	105,997
Molson Coors Brewing Co. Class B	1,770,300	79,681
Bunge Ltd.	1,565,600	77,732
Unilever NV	2,518,766	74,083
BRF - Brasil Foods SA	3,839,000	53,739
Sara Lee Corp.	2,962,400	43,814
Altria Group Inc.	1,845,800	40,903
Safeway Inc.	1,925,000	39,539
^ BRF - Brasil Foods SA ADR	2,799,500	39,529
Kraft Foods Inc.	1,191,200	34,795
* Constellation Brands Inc. Class A	1,720,060	29,344
Wal-Mart Stores Inc.	454,900	23,286
* Smithfield Foods Inc.	1,150,400	16,393
Tyson Foods Inc. Class A	750,000	13,133

* Dean Foods Co.	975,000	11,174
Kimberly-Clark Corp.	90,274	5,788
		1,080,616
Energy (11.1%)
Apache Corp.	1,479,600	141,420
Noble Energy Inc.	1,952,500	130,935
Baker Hughes Inc.	2,546,100	122,900
Anadarko Petroleum Corp.	1,850,000	90,946
Chevron Corp.	1,139,900	86,872
* Southwestern Energy Co.	2,241,800	81,713
Canadian Natural Resources Ltd.	2,309,200	79,483
ConocoPhillips	1,136,900	62,779
Devon Energy Corp.	895,932	55,987
Halliburton Co.	1,844,800	55,122
Marathon Oil Corp.	1,643,500	54,975
Inpex Corp.	10,812	52,891
Noble Corp.	1,399,200	45,474
Consol Energy Inc.	1,092,900	40,962
Total SA ADR	774,900	39,233
Ensco PLC ADR	870,000	36,375
Nexen Inc.	1,750,000	36,225
* Newfield Exploration Co.	664,200	35,508
* Forest Oil Corp.	1,154,400	33,004
Cimarex Energy Co.	440,100	30,310
Hess Corp.	498,055	26,691
* Rowan Cos. Inc.	761,200	19,228
Valero Energy Corp.	74,105	1,259
		1,360,292
Exchange-Traded Funds (1.1%)
4 Vanguard Value ETF	1,689,100	80,401
4 Vanguard Total Stock Market ETF	892,000	50,175
		130,576
Financials (19.6%)
Wells Fargo & Co.	13,080,800	362,731
JPMorgan Chase & Co.	6,410,750	258,225
Bank of America Corp.	17,154,600	240,851
ACE Ltd.	4,445,500	235,967
Goldman Sachs Group Inc.	1,051,600	158,602
Ameriprise Financial Inc.	3,700,400	156,860
Unum Group	6,266,000	142,990
Principal Financial Group Inc.	4,226,500	108,241
* TD Ameritrade Holding Corp.	5,894,300	92,776
Invesco Ltd.	4,747,554	92,767
PNC Financial Services Group Inc.	1,282,300	76,156
Bank of New York Mellon Corp.	2,359,200	59,145
Travelers Cos. Inc.	1,131,200	57,069
Morgan Stanley	1,776,800	47,956
* UBS AG	2,524,500	42,841
BB&T Corp.	1,509,600	37,483
* Citigroup Inc.	8,500,000	34,850
* Berkshire Hathaway Inc. Class B	435,000	33,982
Fifth Third Bancorp	2,632,800	33,463
* UBS AG	1,810,700	30,737
US Bancorp	1,185,200	28,326
Comerica Inc.	602,300	23,104
XL Group PLC Class A	1,290,200	22,875
Capital One Financial Corp.	500,000	21,165

	Allstate Corp.	388,400	10,969
			2,410,131
Health Care (11.2%)
	Pfizer Inc.	17,193,700	257,906
	Merck & Co. Inc.	3,663,666	126,250
	UnitedHealth Group Inc.	4,127,400	125,679
	Medtronic Inc.	3,193,000	118,045
	Johnson & Johnson	1,860,000	108,047
	CIGNA Corp.	3,377,400	103,889
*	Amgen Inc.	1,863,200	101,600
*	Gilead Sciences Inc.	3,040,000	101,293
	Daiichi Sankyo Co. Ltd.	4,671,000	86,822
	Roche Holding AG	588,438	76,512
	McKesson Corp.	1,053,900	66,206
	AstraZeneca PLC ADR	934,100	47,116
*	St. Jude Medical Inc.	818,100	30,082
*	Community Health Systems Inc.	792,800	25,711
			1,375,158
Industrials (11.2%)
*	Delta Air Lines Inc.	22,867,800	271,669
	Pentair Inc.	4,228,800	144,625
	Textron Inc.	6,127,700	127,211
	Deere & Co.	1,720,000	114,690
	Dover Corp.	1,852,600	88,869
	United Parcel Service Inc. Class B	1,197,000	77,805
	Honeywell International Inc.	1,698,900	72,815
	Boeing Co.	1,033,500	70,423
	General Electric Co.	4,260,200	68,674
	Waste Management Inc.	1,904,300	64,651
	JB Hunt Transport Services Inc.	1,714,100	60,833
	Ingersoll-Rand PLC	1,045,000	39,146
	Northrop Grumman Corp.	516,300	30,276
	Parker Hannifin Corp.	423,700	26,320
*	Thomas & Betts Corp.	641,600	25,433
*	Hertz Global Holdings Inc.	1,900,900	22,317
	SPX Corp.	318,992	18,999
	Lockheed Martin Corp.	245,000	18,412
	FedEx Corp.	218,000	17,996
	Raytheon Co.	359,800	16,648
			1,377,812
Information Technology (12.2%)
*	Cisco Systems Inc.	9,712,100	224,058
*,3 Arrow Electronics Inc.		7,805,250	193,492
	Microsoft Corp.	6,788,800	175,219
	Hewlett-Packard Co.	3,378,300	155,537
	Accenture PLC Class A	3,489,500	138,324
	Western Union Co.	6,475,500	105,097
*	Lam Research Corp.	2,434,500	102,711
	QUALCOMM Inc.	2,495,000	95,010
	Corning Inc.	4,025,400	72,940
*	Flextronics International Ltd.	9,747,700	60,631
	Texas Instruments Inc.	1,787,600	44,136
	Tyco Electronics Ltd.	1,483,800	40,063
*	Motorola Inc.	4,768,895	35,719
*	Dell Inc.	1,950,190	25,820
	International Business Machines Corp.	151,500	19,453

* AOL Inc.			129,870	2,717
				1,490,927
Materials (3.9%)
* Owens-Illinois Inc.			4,074,800	112,668
Rexam PLC			22,352,128	108,403
HeidelbergCement AG			1,359,009	68,576
Agrium Inc.			897,900	56,568
Freeport-McMoRan Copper & Gold Inc.			698,000	49,935
Mosaic Co.			686,700	32,721
Commercial Metals Co.			1,400,000	20,146
Monsanto Co.			270,675	15,656
Huntsman Corp.			721,591	7,555
				472,228
Telecommunication Services (1.6%)
AT&T Inc.			4,083,700	105,931
* Sprint Nextel Corp.			6,870,798	31,400
Verizon Communications Inc.			1,055,400	30,670
Vodafone Group PLC ADR			1,206,000	28,317
Frontier Communications Corp.			253,337	1,935
				198,253
Utilities (1.2%)
PG&E Corp.			1,263,500	56,099
Northeast Utilities			1,027,100	28,595
NiSource Inc.			1,700,200	28,053
Pepco Holdings Inc.			1,250,000	21,138
Constellation Energy Group Inc.			570,000	18,012
				151,897
Total Common Stocks (Cost $11,272,182)				11,990,546
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.1%)[1]
Money Market Fund (1.9%)
[5,6] Vanguard Market Liquidity Fund	0.297%		238,177,322	238,177

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.9%)
Bank of America Securities, LLC
(Dated 7/30/10, Repurchase Value
$115,702,000, collateralized by Federal
National Mortgage Assn. 3.724%-5.858%,
12/01/36-07/01/40 and Federal Home Loan
Mortgage Corp. 4.500%, 02/01/39)	0.210%	8/2/10	115,700	115,700

U.S. Government and Agency Obligations (0.3%)
[7,8] Freddie Mac Discount Notes	0.245%	9/21/10	30,000	29,993
Total Temporary Cash Investments (Cost $383,867)				383,870
Total Investments (100.8%) (Cost $11,656,049)				12,374,416
Other Assets and Liabilities-Net (-0.8%)[6]				(100,367)
Net Assets (100%)				12,274,049

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $62,837,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 2.1%, respectively, of net assets.
2 Restricted security represents 1.7% of net assets.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $63,736,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
8 Securities with a value of $29,993,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Windsor Fund

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2010	1,353	74,300	1,276
E-mini S&P MidCap 400 Index	September 2010	337	25,572	340
S&P 500 Index	September 2010	71	19,495	770

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,173,222	604,021	213,303
Temporary Cash Investments	238,177	145,693	—
Futures Contracts—Assets[1]	262	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	11,411,651	749,714	213,303
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common Stock
Amount Valued Based on Level 3 Inputs	($000)
Balance as of 10/31/2009	124,541
Transfers out of Level 3	(33,210)
Change in Unrealized Appreciation (Depreciation)	121,972
Balance as of 07/31/2010	213,303

Windsor Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31, 2009				July 31,2010
	Market	Purchases	Proceeds from	Dividend	Market
	Value	at Cost	Securities Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics Inc.	205,744	2,149	11,165	—	193,492
MDC Holdings Inc.	107,719	—	2,856	2,437	93,560
	313,463			2,437	287,052

F. At July 31, 2010, the cost of investment securities for tax purposes was $11,656,005,000. Net unrealized appreciation of investment securities for tax purposes was $718,411,000, consisting of unrealized gains of $1,494,950,000 on securities that had risen in value since their purchase and $776,539,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.9%)[1]
Consumer Discretionary (7.3%)
2 Wyndham Worldwide Corp.	16,082,062	410,575
Comcast Corp.	18,698,298	345,171
Carnival Corp.	8,425,786	292,206
CBS Corp. Class B	15,213,374	224,854
2 Service Corp. International	21,996,236	187,408
* AutoZone Inc.	790,900	167,331
McDonald's Corp.	1,521,929	106,124
JC Penney Co. Inc.	3,755,120	92,489
Omnicom Group Inc.	2,337,200	87,084
Mattel Inc.	3,919,998	82,947
Genuine Parts Co.	1,392,448	59,639
Stanley Black & Decker Inc.	923,300	53,570
Darden Restaurants Inc.	1,034,200	43,323
Lowe's Cos. Inc.	1,743,400	36,158
* Apollo Group Inc. Class A	772,400	35,631
* Ford Motor Co.	2,743,500	35,034
Home Depot Inc.	1,095,424	31,231
Gap Inc.	1,512,077	27,384
* NVR Inc.	35,382	22,167
Ltd Brands Inc.	768,300	19,699
Johnson Controls Inc.	657,000	18,928
* Interpublic Group of Cos. Inc.	2,063,400	18,859
Time Warner Cable Inc.	325,500	18,609
* Pulte Group Inc.	1,606,300	14,103
Time Warner Inc.	42,799	1,346
Comcast Corp. Class A	57,100	1,112
* Liberty Media Corp. - Interactive	58,600	663
Whirlpool Corp.	6,400	533
H&R Block Inc.	33,500	525
DR Horton Inc.	39,700	437
Viacom Inc. Class B	12,600	416
Walt Disney Co.	10,312	347
Gannett Co. Inc.	17,800	235
		2,436,138
Consumer Staples (10.7%)
Philip Morris International Inc.	13,699,853	699,240
Imperial Tobacco Group PLC ADR	10,632,625	599,680
Diageo PLC ADR	7,690,320	537,400
Wal-Mart Stores Inc.	6,454,200	330,391
CVS Caremark Corp.	9,472,594	290,714
Altria Group Inc.	12,704,507	281,532
Walgreen Co.	6,929,139	197,827
Sysco Corp.	4,749,918	147,105
Molson Coors Brewing Co. Class B	2,576,500	115,968
Avon Products Inc.	2,984,500	92,907
Procter & Gamble Co.	1,238,820	75,766
PepsiCo Inc.	1,127,400	73,180
Kraft Foods Inc.	2,421,261	70,725

	Safeway Inc.	1,124,900	23,105
	Lorillard Inc.	182,100	13,883
	Sara Lee Corp.	53,900	797
	ConAgra Foods Inc.	33,000	775
	Mead Johnson Nutrition Co.	11,775	626
	Dr Pepper Snapple Group Inc.	16,200	608
	Tyson Foods Inc. Class A	33,100	580
	Hershey Co.	10,500	494
	Reynolds American Inc.	900	52
			3,553,355
Energy (10.0%)
	ConocoPhillips	19,480,089	1,075,690
	Occidental Petroleum Corp.	7,735,157	602,801
	Spectra Energy Corp.	28,388,611	590,199
	Chevron Corp.	2,627,799	200,265
	Royal Dutch Shell PLC ADR	2,319,590	123,912
	Exxon Mobil Corp.	1,831,582	109,309
	BP PLC ADR	2,584,170	99,413
	Apache Corp.	1,018,381	97,337
	Halliburton Co.	2,599,100	77,661
	Chesapeake Energy Corp.	3,200,800	67,313
	Valero Energy Corp.	3,235,500	54,971
	Noble Corp.	1,607,178	52,233
	El Paso Corp.	4,123,550	50,802
	Devon Energy Corp.	735,140	45,939
*	Transocean Ltd.	817,457	37,775
	Massey Energy Co.	765,785	23,418
	Marathon Oil Corp.	279,900	9,363
*	Newfield Exploration Co.	14,000	748
	Williams Cos. Inc.	17,700	344
	Cimarex Energy Co.	4,600	317
*	QEP Resources Inc.	3,400	117
			3,319,927
Exchange-Traded Funds (0.9%)
^,3 Vanguard Total Stock Market ETF		3,197,800	179,876
^,3 Vanguard Value ETF		2,511,200	119,533
			299,409
Financials (18.9%)
	Wells Fargo & Co.	35,363,777	980,638
	JPMorgan Chase & Co.	24,005,109	966,926
	PNC Financial Services Group Inc.	11,825,481	702,315
	American Express Co.	14,683,850	655,487
	Bank of America Corp.	40,110,962	563,158
	Capital One Financial Corp.	9,649,738	408,473
	State Street Corp.	9,150,200	356,126
*	Citigroup Inc.	65,156,702	267,143
	XL Group PLC Class A	13,046,632	231,317
*	SLM Corp.	18,562,952	222,755
	Travelers Cos. Inc.	3,200,248	161,453
	MetLife Inc.	3,287,432	138,269
	Goldman Sachs Group Inc.	798,189	120,383
	Ameriprise Financial Inc.	2,829,800	119,955
	NYSE Euronext	2,723,543	78,901
	Lincoln National Corp.	2,050,261	53,389
	Chubb Corp.	948,699	49,930
	ACE Ltd.	717,080	38,063
	Unum Group	1,518,500	34,652

Allstate Corp.	1,119,700	31,620
PartnerRe Ltd.	419,100	30,330
* Genworth Financial Inc. Class A	2,053,000	27,880
Prudential Financial Inc.	303,300	17,376
KeyCorp	1,712,982	14,492
SunTrust Banks Inc.	403,800	10,479
Hartford Financial Services Group Inc.	388,900	9,104
* Berkshire Hathaway Inc. Class B	11,200	875
Loews Corp.	22,700	843
Vornado Realty Trust	9,500	786
Ventas Inc.	15,500	786
Macerich Co.	17,880	741
US Bancorp	30,449	728
SL Green Realty Corp.	12,000	723
New York Community Bancorp Inc.	36,639	632
RenaissanceRe Holdings Ltd.	10,600	607
BOK Financial Corp.	10,600	516
American Financial Group Inc./OH	17,400	513
M&T Bank Corp.	5,800	507
* Arch Capital Group Ltd.	3,700	290
Fifth Third Bancorp	20,000	254
Morgan Stanley	5,885	159
Aflac Inc.	3,200	157
Raymond James Financial Inc.	5,000	133
Bank of New York Mellon Corp.	4,033	101
Torchmark Corp.	1,300	69
Assurant Inc.	800	30
		6,300,064
Health Care (12.6%)
Pfizer Inc.	55,507,268	832,609
Bristol-Myers Squibb Co.	32,900,439	819,879
Baxter International Inc.	11,611,568	508,238
2 Quest Diagnostics Inc.	9,374,502	440,508
Johnson & Johnson	7,172,200	416,633
* WellPoint Inc.	6,682,399	338,931
Merck & Co. Inc.	5,618,129	193,601
Abbott Laboratories	2,620,400	128,609
Medtronic Inc.	3,455,700	127,757
* Amgen Inc.	2,166,710	118,151
UnitedHealth Group Inc.	1,967,901	59,923
* Gilead Sciences Inc.	1,651,400	55,025
Eli Lilly & Co.	1,227,100	43,685
Covidien PLC	960,100	35,831
* Thermo Fisher Scientific Inc.	748,530	33,579
* Forest Laboratories Inc.	1,188,400	32,978
AstraZeneca PLC ADR	182,400	9,200
AmerisourceBergen Corp. Class A	18,290	548
* Humana Inc.	8,100	381
* Cephalon Inc.	6,700	380
CIGNA Corp.	6,900	212
		4,196,658
Industrials (11.9%)
Raytheon Co.	15,966,161	738,754
General Electric Co.	34,187,307	551,099
2 Cooper Industries PLC	12,068,588	544,897
Honeywell International Inc.	11,574,761	496,094
2 ITT Corp.	9,743,522	459,115

Illinois Tool Works Inc.	6,803,530	295,954
Lockheed Martin Corp.	1,218,700	91,585
Caterpillar Inc.	1,176,828	82,084
Norfolk Southern Corp.	1,396,000	78,553
Dover Corp.	1,370,500	65,743
* Corrections Corp. of America	2,995,900	58,630
General Dynamics Corp.	864,000	52,920
United Technologies Corp.	740,060	52,618
CSX Corp.	917,430	48,367
Emerson Electric Co.	957,900	47,454
United Parcel Service Inc. Class B	601,680	39,109
Ingersoll-Rand PLC	1,036,040	38,810
Rockwell Collins Inc.	660,410	37,749
PACCAR Inc.	796,200	36,482
Northrop Grumman Corp.	571,376	33,506
FedEx Corp.	390,700	32,252
Tyco International Ltd.	809,807	30,999
Empresa Brasileira de Aeronautica SA ADR	967,000	25,500
Cummins Inc.	294,100	23,413
Boeing Co.	139,900	9,533
3M Co.	20,426	1,747
Rockwell Automation Inc.	11,200	607
Avery Dennison Corp.	16,700	599
Southwest Airlines Co.	46,800	564
Republic Services Inc. Class A	16,500	526
RR Donnelley & Sons Co.	24,500	413
Joy Global Inc.	6,255	371
* Owens Corning	5,800	183
Eaton Corp.	1,200	94
		3,976,324
Information Technology (16.2%)
International Business Machines Corp.	8,939,450	1,147,825
Microsoft Corp.	35,505,240	916,390
Hewlett-Packard Co.	19,191,167	883,561
Intel Corp.	37,370,600	769,834
Nokia Oyj ADR	45,869,773	436,222
* Cisco Systems Inc.	9,846,160	227,151
Oracle Corp.	9,559,590	225,989
Xerox Corp.	14,696,900	143,148
* eBay Inc.	4,938,800	103,270
* Google Inc. Class A	184,480	89,445
Corning Inc.	4,673,500	84,684
CA Inc.	3,093,728	60,513
* Symantec Corp.	4,099,100	53,165
* EMC Corp.	2,517,600	49,823
Mastercard Inc. Class A	210,200	44,150
* Western Digital Corp.	1,410,100	37,213
Tyco Electronics Ltd.	1,252,475	33,817
* AOL Inc.	1,278,100	26,738
* Smart Technologies Inc. Class A	1,564,200	24,073
* Dell Inc.	1,524,000	20,178
Accenture PLC Class A	226,100	8,963
* Motorola Inc.	95,800	718
Computer Sciences Corp.	13,591	616
* Lexmark International Inc. Class A	15,700	577
* Seagate Technology	43,544	546
* Micron Technology Inc.	73,900	538

* Advanced Micro Devices Inc.	62,700	470
		5,389,617
Materials (2.8%)
EI du Pont de Nemours & Co.	11,313,258	460,110
Ball Corp.	3,178,263	185,102
Mosaic Co.	1,704,300	81,210
Nucor Corp.	1,398,100	54,722
Monsanto Co.	765,800	44,294
Praxair Inc.	414,380	35,976
Agrium Inc.	565,280	35,613
PPG Industries Inc.	419,300	29,129
Eastman Chemical Co.	10,800	676
Lubrizol Corp.	7,100	664
Walter Energy Inc.	6,500	463
Dow Chemical Co.	800	22
		927,981
Telecommunication Services (1.3%)
AT&T Inc.	7,887,207	204,594
Verizon Communications Inc.	6,490,709	188,620
Vodafone Group PLC ADR	2,403,500	56,434
Qwest Communications International Inc.	32,200	183
* United States Cellular Corp.	2,300	108
Frontier Communications Corp.	10,358	79
		450,018
Utilities (4.3%)
Dominion Resources Inc.	12,106,114	508,336
2 CenterPoint Energy Inc.	23,254,213	330,907
Entergy Corp.	4,233,978	328,176
Edison International	1,994,000	66,101
EQT Corp.	1,678,000	61,549
Exelon Corp.	1,421,117	59,445
Sempra Energy	843,700	41,974
NextEra Energy Inc.	434,700	22,735
DTE Energy Co.	16,100	743
NiSource Inc.	42,800	706
Oneok Inc.	15,100	703
Constellation Energy Group Inc.	20,400	645
CMS Energy Corp.	37,600	599
Integrys Energy Group Inc.	12,300	582
Pinnacle West Capital Corp.	15,100	575
Duke Energy Corp.	13,300	227
OGE Energy Corp.	5,000	198
Questar Corp.	3,400	56
		1,424,257
Total Common Stocks (Cost $31,183,153)		32,273,748

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.1%)
[4,5] Vanguard Market Liquidity Fund	0.297%		1,050,474,829	1,050,475

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[6,7] Freddie Mac Discount Notes	0.245%	9/21/10	15,200	15,197
[6,7] Freddie Mac Discount Notes	0.280%	2/1/11	70,000	69,910
				85,107
Total Temporary Cash Investments (Cost $1,135,570)				1,135,582
Total Investments (100.3%) (Cost $32,318,723)				33,409,330
Other Assets and Liabilities-Net (-0.3%)[4]				(115,762)
Net Assets (100%)				33,293,568

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $33,301,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 2.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes $34,334,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $85,107,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Windsor II Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	September 2010	1,208	331,687	13,103
E-mini S&P 500 Index	September 2010	1,525	83,745	2,483

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2009		from		July 31, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	303,817	105,563	120,338	12,934	330,907
Constellation Energy Group Inc	341,085	41,113	420,300	2,777	NA1
Cooper Industries PLC	532,398	94,729	168,299	9,957	544,897
ITT Corp.	558,776	83,128	145,704	7,221	459,115
Quest Diagnostics Inc.	536,553	148,580	163,109	2,825	440,508
Service Corp. International	172,300	109,775	134,322	2,735	187,408
Spectra Energy Corp.	618,285	176,855	259,700	22,272	NA1
Wyndham Worldwide Corp.	320,505	104,410	158,394	4,593	410,575
	3,383,719			65,314	2,373,410

1 Not applicable — At July 31, 2010, the security was still held, but the issuer was no longer an affiliated company of the fund.

Windsor II Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	32,273,748	—	—
Temporary Cash Investments	1,050,475	85,107	—
Futures Contracts—Assets[1]	492	—	—
Total	33,324,715	85,107	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	59
Transfers out of Level 3	(59)
Balance as of July 31, 2010)	—

E. At July 31, 2010, the cost of investment securities for tax purposes was $32,318,723,000. Net unrealized appreciation of investment securities for tax purposes was $1,090,607,000, consisting of unrealized gains of $5,597,773,000 on securities that had risen in value since their purchase and $4,507,166,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010
VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.